Revenues (Narrative) (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 entity item	Dec. 31, 2019 USD ($) customer item	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Approved bonus		$ 9	$ 7
Number of REPS	90	90
Number of counterparties	2	2
Payment term	35 days
REP Subsidiary One [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	25.00%	23.00%	23.00%	22.00%
REP Subsidiary Two [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	18.00%	18.00%	19.00%	18.00%